Income taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income taxes	21. Income taxes
Total income tax expense consists of:

	December 31, 2021	December 31, 2020

Current tax expense	$90,174	$88,575
Deferred tax expense (recovery)	49,796	(6,214)
	$139,970	$82,361

Income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2021	2020

Turkey	$93,144	$68,793
Canada	36,622	28,412
Greece	8,307	(8,763)
Romania	1,897	(6,081)
	$139,970	$82,361

The key factors affecting income tax expense for the years are as follows:

	2021	2020

Earnings from continuing operations before income tax	$151,066	$206,328
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$40,788	$55,709

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(13,618)	(21,893)
Reduction in Greek income tax rate	(11,434)	—
Increase in Turkish income tax rate	6,150	—
Turkish investment tax credits	(47,394)	(21,669)
Québec mineral tax	12,089	12,389
Non-tax effected operating losses	9,734	26,040
Non-deductible expenses and other items	33,413	7,400
Flow-through share renouncement	6,397	—
Impairment and write-down of Stratoni assets	13,359	—
Turkish inflation adjustment exemption benefit	(10,761)	—
Foreign exchange related to the weakening of the Turkish Lira	77,254	18,295
Foreign exchange and other translation adjustments	16,292	(1,426)
Future and current withholding tax on foreign income dividends	7,655	8,705
Other	46	(1,189)
Income tax expense	$139,970	$82,361
21. Income taxes (continued)
On May 18, 2021, the Greek government enacted new tax law provisions to reduce the corporate income tax rate from 24% to 22%. The Greek corporate tax rate reduction will be effective retroactively from January 1, 2021 and onwards. The opening deferred tax liability and the deferred tax expense for the year ended December 31, 2021 were reduced by $11,434 due to the tax rate reduction.
On April 16, 2021, an increase in the corporate income tax rate in Turkey was enacted. The corporate income tax rate was 20% at the beginning of 2021, and upon enactment increased to 25% for 2021, 23% for 2022 and will return to 20% for 2023 onwards. The increase was effective on July 1, 2021 with retroactive application to January 1, 2021. The opening deferred tax liability and the deferred tax expense for the year ended December 31, 2021 were increased by $6,150 due to the tax rate increase.
The change in the Company’s net deferred tax position was as follows:

	2021	2020
Net deferred income tax liability
Balance at January 1,	$414,554	$416,291
Deferred income tax expense (recovery) in the statement of operations	49,796	(6,214)
Deferred tax assets from acquisition of QMX Gold Corporation	(14,122)	—
Deferred tax expense related to discontinued operations	—	5,040
Deferred tax impact on disposition of Tocantinzinho	(11,010)	—
Deferred tax recovery in the consolidated statement of OCI	(23)	(563)
Balance at December 31,	$439,195	$414,554

The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2021	2020	2021	2020	2021	2020

Property, plant and equipment	$—	$—	$490,868	$470,500	$37,727	$(32,891)
Loss carryforwards	19,166	33,587	—	—	22,206	7,325
Liabilities	34,012	35,794	—	10,070	(5,909)	1,647
Future withholding taxes	—	—	—	6,234	(6,234)	6,234
Other items	6,882	15,930	8,387	13,061	2,006	11,471
Balance at December 31,	$60,060	$85,311	$499,255	$499,865	$49,796	$(6,214)

Unrecognized deferred tax assets	2021	2020

Tax losses	$192,880	$181,667
Other deductible temporary differences	85,142	39,394
	$278,022	$221,061
21. Income taxes (continued)
Unrecognized tax losses
The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses. Cumulative losses with a deferred tax benefit of $192,880 (2020 – $181,667) have not been recognized. The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2021	Expiry date	2020	Expiry date

Canadian net operating loss carryforwards	$490,774	2026-2041	$512,102	2025-2040
Canadian capital losses	240,081	none	65,836	none
Greek net operating loss carryforwards	125,401	2022-2026	140,196	2021-2025
Brazilian net operating loss carryforwards	Nil	none	2,421	none

Deductible temporary differences
At December 31, 2021 the Company had deductible temporary differences for which deferred tax assets of $85,142 (2020 – $39,394) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.
Temporary differences associated with investments in subsidiaries
The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2021, these earnings amount to $1,032,084 (2020 – $927,295). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.
Other factors affecting taxation
During 2021 deferred tax expense of $54,587 (2020 - $10,636) was recognized due to the net decrease in the value of future tax deductions as a result of foreign exchange movements. Of this expense, $37,126 was due to movements in the Turkish Lira, which weakened significantly at the end of 2021, and $12,930 was due to the weakening of the Euro through 2021. The Company expects that any future significant foreign exchange movements in the Turkish Lira or Euro in relation to the U.S. dollar could cause significant volatility in the deferred income tax expense or recovery.